EQUITY BASED COMPENSATION - Schedule of the Activity Related to Restricted Share Units (Details) - Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units) - Galaxy Digital Holdings, LP - $ / shares
	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Options
Beginning balance (in shares)	10,009,573	11,203,624	11,203,624	11,462,917	7,833,659
Granted / transferred (in shares)	1,898,442	3,439,035	3,439,035	4,983,339	6,718,554
Exercised (in Shares)	(158,114)	(3,668,309)	(3,668,309)	(3,036,166)	(1,425,013)
Forfeited (in shares)	(165,986)	(964,777)	(964,777)	(2,206,466)	(1,664,283)
Ending balance (in shares)	11,583,915		10,009,573	11,203,624	11,462,917
Number of units, units vested (in shares)	4,541,399		4,066,372	3,281,195
Weighted Average Exercise Price (C$)
Beginning balance (in cad per share)	$ 14,150	$ 14,360	$ 14,360	$ 20.50	$ 23,320
Granted / transferred (in cad per share)	15,170		14,850	4,920	18.13
Exercised (in cad per shares)	15,460		15,440	19,200	22.99
Forfeited (in cad per share)	17,350		14,170	18,310	22.04
Ending balance (in cad per shares)	14,250		14,150	14,360	$ 20.50
Weighted average grant price, unit vested (in cad per share)	$ 16,460		$ 15,070.00	$ 18,470